Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Partners Capital [Abstract]
Net earnings (loss) available to common stockholders	$ 124.2	$ (1,410.3)	$ 149.1
Other comprehensive income (loss), net of taxes:
Recognition of deferred pension items, net of taxes of $5.1 in 2013, $23.0 in 2012 and $1.0 in 2011	(3.9)	(99.1)	4.7
Unrealized gains (losses) on derivative instruments, net of taxes of $0.9 in 2013, $0.7 in 2012 and $0.7 in 2011	1.7	(0.6)	(1.4)
Foreign currency translation adjustments	(110.3)	79.9	(38.1)
Comprehensive income (loss), net of taxes	$ 11.7	$ (1,430.1)	$ 114.3